Shareholders' equity and reserves (Details - Stock option activity) - Stock Options [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares
IfrsStatementLineItems [Line Items]
Options outstanding, beginning balance | shares	806,061	528,283
Weighed average exercise price, beginning balance | $ / shares	$ 0.59	$ 0.69
Options granted | shares	204,040	277,778
Options granted, weighed average exercise price | $ / shares	$ 0.59	$ 0.39
Options expired | shares	(202,020)	0
Options expired, weighed average exercise price | $ / shares	$ 0.89	$ 0
Options outstanding, ending balance | shares	808,081	806,061
Weighed average exercise price, ending balance | $ / shares	$ 0.52	$ 0.59